Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks [Line Items]
Allowance for account receivables	$ 19	$ 26
Allowance for deposits and other receivables
Increase (decrease) interest risk rate	1.00%
Interest rate other variables, percentage	1.00%
Increased (decreased) amount	$ 541	275	287
Related Party [Member]
Risks [Line Items]
Allowance for deposits and other receivables		141
A SPAC I [Member]
Risks [Line Items]
Allowance for deposits and other receivables	17,818	$ 17,059	6,312
Deposits and Other Receivable [Member]
Risks [Line Items]
Allowance for deposits and other receivables	$ 14		$ 115